Related Parties Transactions (Details) - Schedule of Related Parties	12 Months Ended
Jun. 30, 2024
Ufintek Group Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Related Parties Relationship	Wang Yizhou, Financial Director of Helport Singapore, serves as the Executive Director of Ufintek Group Pte. Ltd.
Stony Holdings Limited [Member]
Related Party Transaction [Line Items]
Related Parties Relationship	Shareholder of Helport Limited
Ms. Fan Yu [Member]
Related Party Transaction [Line Items]
Related Parties Relationship	Chairman of the Board of Directors of Helport Limited
Ms. Yizhou Wang [Member]
Related Party Transaction [Line Items]
Related Parties Relationship	Financial Director of Helport Singapore